Segments (Summary of the operating segments) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Product	$ 30,792	$ 23,561	$ 50,322	$ 35,516	$ 25,985
Service	17,205	13,835	29,181	21,287	15,154
Total revenue	47,997	37,396	79,503	56,803	41,139
Gross Profit
Product	19,891	15,883	32,857	23,294	14,439
Service	9,814	7,127	15,139	12,334	10,834
Total gross profit	29,705	23,010	47,996	35,628	25,273
Research and development	5,205	4,591	9,335	6,698	5,992
Sales and marketing	15,532	13,175	28,151	20,953	16,468
General and administrative	6,704	5,081	11,316	6,723	3,489
Income (loss) from operations	2,264	163	(806)	1,254	(676)
Interest income	26	8	17	33	52
Interest expense	(74)	(122)	(332)	(77)	(141)
Other income (expense), net	(1,492)	(1,217)	(1,073)	(367)	(227)
Income (loss) before income taxes	$ 724	$ (1,168)	$ (2,194)	$ 843	$ (992)